Significant accounting policies (Details Textual) - USD ($)		1 Months Ended	12 Months Ended
	Jan. 03, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 01, 2017	Jan. 02, 2017
Significant Accounting Policies [Line Items]
Allowance for Doubtful Accounts Receivable		$ 0	$ 0
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage			100.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners			49.00%
Statutory reserve on paid up capital, Percentage			20.00%
Hoegh Grace entities [Member]
Significant Accounting Policies [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	51.00%		100.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				49.00%
Business Acquisition, Percentage of Voting Interests Acquired			49.00%	49.00%	51.00%
Non Cancellable Lease Expiration Term		10 years
Above Market Leases [Member] | Hoegh Grace entities [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life			9 years 6 months
Above Market Leases [Member] | Hoegh Gallant [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Assets, Remaining Amortization Period			3 years 4 months 24 days
Finite-Lived Intangible Asset, Useful Life			3 years 4 months 24 days
Vessels [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life			35 years
SRV Joint Gas Ltd [Member]
Significant Accounting Policies [Line Items]
Advances to Affiliate		$ 3,900,000	$ 2,600,000
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net		11,200,000	10,700,000
SRV Joint Gas Two Ltd [Member]
Significant Accounting Policies [Line Items]
Advances to Affiliate		3,300,000	700,000
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net		14,700,000	$ 10,000,000
PGN FSRU Lampung [Member]
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life			20 years
Hoegh Grace [Member]
Significant Accounting Policies [Line Items]
Non Cancellable Lease Expiration Term			10 years
Subsidiaries [Member]
Significant Accounting Policies [Line Items]
Restricted Net Assets		129,600,000	$ 150,100,000
Subsidiaries [Member] | Hoegh Grace [Member]
Significant Accounting Policies [Line Items]
Restricted Net Assets			400,000
Subsidiaries [Member] | Hoegh LNG FSRU III Ltd [Member]
Significant Accounting Policies [Line Items]
Restricted Net Assets		$ 4,100,000	$ 4,000,000